Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Tracking Stock

February 29, 2020

ETF-QTLY-0420
1.814342.115

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 17.9%
Diversified Telecommunication Services - 0.2%
ATN International, Inc.	4,213	$227,081
Bandwidth, Inc. (a)	4,404	276,968
Cogent Communications Group, Inc.	9,275	677,168
Consolidated Communications Holdings, Inc. (b)	29,593	184,068
Frontier Communications Corp. (a)(b)	178,277	96,448
GCI Liberty, Inc. (a)	17,542	1,212,328
Iridium Communications, Inc. (a)	25,795	698,271
Pareteum Corp. (a)(b)	95,691	53,587
PDVWireless, Inc. (a)	4,723	221,273
Vonage Holdings Corp. (a)	51,084	457,713
		4,104,905
Entertainment - 2.3%
Activision Blizzard, Inc.	135,855	7,897,251
Bilibili, Inc. ADR (a)	21,809	560,055
Electronic Arts, Inc. (a)	51,883	5,259,380
iQIYI, Inc. ADR (a)(b)	54,991	1,233,448
LiveXLive Media, Inc. (a)(b)	18,676	23,532
NetEase, Inc. ADR	13,021	4,149,923
Netflix, Inc. (a)	76,914	28,383,573
Roku, Inc. Class A (a)(b)	15,755	1,790,871
Take-Two Interactive Software, Inc. (a)	20,509	2,204,307
Zynga, Inc. (a)	149,312	1,001,884
		52,504,224
Interactive Media & Services - 11.1%
Alphabet, Inc.:
Class A (a)	52,043	69,698,588
Class C (a)	59,679	79,929,875
Baidu.com, Inc. sponsored ADR (a)	49,023	5,881,780
CarGurus, Inc. Class A (a)	18,284	466,059
Facebook, Inc. Class A (a)	419,429	80,727,500
IAC/InterActiveCorp (a)	13,945	2,843,943
Luokung Technology Corp. (a)(b)	46,601	41,466
Match Group, Inc. (a)(b)	13,135	853,775
Momo, Inc. ADR	26,841	754,769
Qutoutiao, Inc. ADR (a)	46,063	239,988
SINA Corp. (a)	13,341	436,918
TripAdvisor, Inc.	24,889	583,647
Weibo Corp. sponsored ADR (a)(b)	15,465	651,695
Yandex NV Series A (a)(b)	52,223	2,120,776
YY, Inc. ADR (a)	8,988	485,082
Zillow Group, Inc.:
Class A (a)	11,906	662,807
Class C (a)(b)	23,297	1,300,206
		247,678,874
Media - 3.6%
AMC Networks, Inc. Class A (a)	9,905	307,055
Cardlytics, Inc. (a)	5,427	430,850
CBS Corp.:
Class A	6,324	189,720
Class B	94,666	2,329,730
Charter Communications, Inc. Class A (a)	37,733	18,608,784
Comcast Corp. Class A	796,268	32,193,115
comScore, Inc. (a)	41,474	145,159
Criteo SA sponsored ADR (a)	8,282	104,933
Discovery Communications, Inc.:
Class A (a)(b)	27,115	696,856
Class C (non-vtg.) (a)	63,279	1,588,303
DISH Network Corp. Class A (a)	41,679	1,397,080
Fox Corp.:
Class A	64,435	1,980,732
Class B	48,809	1,486,234
Liberty Broadband Corp.:
Class A (a)	4,339	536,648
Class C (a)	26,502	3,336,337
Liberty Global PLC:
Class A (a)	36,402	710,567
Class C (a)	81,086	1,507,389
Liberty Latin America Ltd.:
Class A (a)	13,368	202,525
Class C (a)	26,264	398,950
Liberty Media Corp.:
Liberty Braves Class C (a)	14,400	374,112
Liberty Formula One Group Series C (a)	36,858	1,439,673
Liberty SiriusXM Series A (a)	19,814	885,091
Liberty SiriusXM Series C (a)	34,522	1,540,372
Loral Space & Communications Ltd. (a)	6,296	195,554
News Corp.:
Class A	65,704	793,376
Class B	33,738	419,701
Nexstar Broadcasting Group, Inc. Class A (b)	8,622	991,358
Scholastic Corp.	8,217	263,684
Sinclair Broadcast Group, Inc. Class A	14,336	332,739
Sirius XM Holdings, Inc. (b)	785,682	4,981,224
		80,367,851
Wireless Telecommunication Services - 0.7%
Millicom International Cellular SA	16,115	733,394
Shenandoah Telecommunications Co.	11,566	513,877
T-Mobile U.S., Inc. (a)	150,747	13,591,350
VEON Ltd. sponsored ADR	272,893	540,328
Vodafone Group PLC sponsored ADR	75,440	1,320,200
		16,699,149

TOTAL COMMUNICATION SERVICES		401,355,003

CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.1%
Dorman Products, Inc. (a)	6,103	370,086
Fox Factory Holding Corp. (a)	7,852	497,817
Gentex Corp.	46,498	1,241,497
Gentherm, Inc. (a)	7,430	302,995
The Goodyear Tire & Rubber Co.	33,923	328,544
Visteon Corp. (a)(b)	3,922	255,087
		2,996,026
Automobiles - 0.9%
Tesla, Inc. (a)	31,609	21,114,496
Distributors - 0.2%
Core-Mark Holding Co., Inc.	14,404	331,436
LKQ Corp. (a)	55,486	1,641,276
Pool Corp.	6,839	1,442,755
		3,415,467
Diversified Consumer Services - 0.2%
Afya Ltd. (b)	7,916	188,242
Arco Platform Ltd. Class A (a)	5,499	281,054
Career Education Corp. (a)	16,803	250,869
Frontdoor, Inc. (a)	16,558	702,059
Grand Canyon Education, Inc. (a)	9,166	739,513
Laureate Education, Inc. Class A (a)	26,173	489,435
Strategic Education, Inc.	4,316	636,092
Weight Watchers International, Inc. (a)	13,517	405,510
		3,692,774
Hotels, Restaurants & Leisure - 1.7%
Bloomin' Brands, Inc.	20,875	375,541
Caesars Entertainment Corp. (a)	111,449	1,416,517
Churchill Downs, Inc.	6,489	815,278
Cracker Barrel Old Country Store, Inc. (b)	4,268	611,732
Dave & Buster's Entertainment, Inc.	7,372	243,350
Denny's Corp. (a)	14,254	248,162
Dunkin' Brands Group, Inc.	14,054	934,872
Eldorado Resorts, Inc. (a)(b)	12,527	628,605
Extended Stay America, Inc. unit	38,102	418,360
Golden Entertainment, Inc. (a)	10,156	165,340
Huazhu Group Ltd. ADR	27,883	941,051
Jack in the Box, Inc.	5,110	351,875
Luckin Coffee, Inc. ADR (b)	7,393	292,467
Marriott International, Inc. Class A	57,794	7,166,456
Melco Crown Entertainment Ltd. sponsored ADR	34,229	593,531
Monarch Casino & Resort, Inc. (a)	6,942	328,218
Papa John's International, Inc.	6,822	393,015
Penn National Gaming, Inc. (a)	22,819	674,758
Playa Hotels & Resorts NV (a)	35,846	189,984
Red Rock Resorts, Inc.	15,521	319,888
Scientific Games Corp. Class A (a)	19,223	350,628
Starbucks Corp.	207,611	16,282,931
Texas Roadhouse, Inc. Class A	13,322	748,963
The Cheesecake Factory, Inc. (b)	9,919	353,414
The Stars Group, Inc. (a)	51,830	1,187,775
Wendy's Co.	40,145	757,938
Wingstop, Inc.	5,997	506,447
Wynn Resorts Ltd.	17,884	1,931,114
		39,228,210
Household Durables - 0.3%
Cavco Industries, Inc. (a)	2,285	460,930
Garmin Ltd.	33,676	2,976,622
Helen of Troy Ltd. (a)	4,797	789,586
LGI Homes, Inc. (a)	5,000	376,750
Newell Brands, Inc.	77,354	1,193,572
Sonos, Inc. (a)(b)	24,951	287,935
Universal Electronics, Inc. (a)	4,074	172,004
		6,257,399
Internet & Direct Marketing Retail - 9.1%
Amazon.com, Inc. (a)	86,243	162,460,251
Baozun, Inc. sponsored ADR (a)(b)	10,859	344,447
CNOVA NV (a)(b)	49,959	161,850
Ctrip.com International Ltd. ADR (a)	94,091	2,856,603
eBay, Inc.	144,775	5,015,006
Etsy, Inc. (a)	22,159	1,281,012
Expedia, Inc.	25,160	2,481,279
Groupon, Inc. (a)	126,418	169,400
JD.com, Inc. sponsored ADR (a)	164,319	6,327,925
Liberty Interactive Corp. QVC Group Series A (a)	76,894	524,417
MakeMyTrip Ltd. (a)	14,059	323,498
MercadoLibre, Inc. (a)	8,819	5,432,769
Pinduoduo, Inc. ADR (a)	47,497	1,699,443
Reebonz Holding Ltd. (a)(b)	59,985	40,490
Secoo Holding Ltd. ADR (a)	5,432	29,876
Stamps.com, Inc. (a)	4,094	577,704
Stitch Fix, Inc. (a)(b)	12,969	311,645
The Booking Holdings, Inc. (a)	7,304	12,385,101
The RealReal, Inc. (b)	20,792	290,880
Waitr Holdings, Inc. (a)(b)	270,691	97,286
		202,810,882
Leisure Products - 0.1%
BRP, Inc.	7,342	301,010
Hasbro, Inc.	23,454	1,811,822
Mattel, Inc. (a)(b)	64,608	761,728
Peloton Interactive, Inc. Class A (a)(b)	10,062	268,555
		3,143,115
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	42,363	3,517,400
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	12,345	627,990
		4,145,390
Specialty Retail - 0.9%
Bed Bath & Beyond, Inc. (b)	27,553	297,848
Five Below, Inc. (a)	9,603	931,011
Monro, Inc. (b)	8,582	481,622
National Vision Holdings, Inc. (a)	16,107	560,846
O'Reilly Automotive, Inc. (a)	13,443	4,956,703
Office Depot, Inc.	130,497	306,668
Rent-A-Center, Inc.	12,430	264,635
Ross Stores, Inc.	64,023	6,964,422
Sleep Number Corp. (a)	6,498	286,237
The Children's Place Retail Stores, Inc. (b)	3,934	226,598
Tractor Supply Co.	20,521	1,816,314
Ulta Beauty, Inc. (a)	10,607	2,726,954
Urban Outfitters, Inc. (a)	22,460	528,035
		20,347,893
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	12,552	1,020,478
Crocs, Inc. (a)	14,085	368,604
lululemon athletica, Inc. (a)	21,889	4,758,887
Sequential Brands Group, Inc. (a)(b)	42,809	10,274
Steven Madden Ltd.	16,692	545,828
		6,704,071

TOTAL CONSUMER DISCRETIONARY		313,855,723

CONSUMER STAPLES - 4.3%
Beverages - 1.7%
Coca-Cola Bottling Co. Consolidated	1,537	301,836
MGP Ingredients, Inc. (b)	5,405	155,448
Monster Beverage Corp. (a)	95,322	5,949,046
National Beverage Corp. (b)	10,023	423,873
PepsiCo, Inc.	244,570	32,290,577
		39,120,780
Food & Staples Retailing - 1.4%
Casey's General Stores, Inc.	6,583	1,073,161
Costco Wholesale Corp.	77,575	21,809,436
Grocery Outlet Holding Corp. (b)	19,106	604,705
HF Foods Group, Inc. (a)(b)	6,728	120,498
PriceSmart, Inc.	7,070	393,728
Sprouts Farmers Market LLC (a)	26,054	416,343
Walgreens Boots Alliance, Inc.	157,813	7,221,523
		31,639,394
Food Products - 1.1%
Beyond Meat, Inc. (b)	10,498	941,146
Bridgford Foods Corp. (a)	4,191	73,259
Cal-Maine Foods, Inc.	9,907	345,655
Calavo Growers, Inc. (b)	4,119	298,422
Freshpet, Inc. (a)	7,533	500,643
Hostess Brands, Inc. Class A (a)	28,757	365,501
J&J Snack Foods Corp.	3,021	485,837
Lancaster Colony Corp.	4,208	607,846
Mondelez International, Inc.	253,371	13,377,989
Pilgrim's Pride Corp. (a)	40,459	856,112
Sanderson Farms, Inc.	3,651	451,118
The Hain Celestial Group, Inc. (a)	21,468	509,436
The Kraft Heinz Co.	216,534	5,363,547
The Simply Good Foods Co. (a)	20,083	443,031
		24,619,542
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,631	269,071
Reynolds Consumer Products, Inc. (a)	37,816	1,090,992
WD-40 Co. (b)	2,814	485,387
		1,845,450
Personal Products - 0.0%
Inter Parfums, Inc.	6,626	397,958

TOTAL CONSUMER STAPLES		97,623,124

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
CSI Compressco LP	26,069	46,142
Geospace Technologies Corp. (a)	7,620	93,955
KLX Energy Services Holdings, Inc. (a)	30,823	74,592
Patterson-UTI Energy, Inc.	52,999	303,684
SAExploration Holdings, Inc. (a)	38,221	76,060
Smart Sand, Inc. (a)(b)	63,326	103,221
		697,654
Oil, Gas & Consumable Fuels - 0.3%
Alliance Resource Partners LP	31,863	214,757
Altus Midstream Co. (a)(b)	85,071	124,204
Amplify Energy Corp. New warrants 5/4/22 (a)	322	4
Blueknight Energy Partners LP	35,508	37,994
Centennial Resource Development, Inc. Class A (a)	152,328	361,017
Clean Energy Fuels Corp. (a)	86,163	194,728
Diamondback Energy, Inc.	29,296	1,816,352
Extraction Oil & Gas, Inc. (a)(b)	132,405	91,161
National Energy Services Reunited Corp. (a)(b)	27,556	228,990
Nextdecade Corp. (a)	26,127	100,066
Noble Energy, Inc.	80,886	1,280,425
Pacific Ethanol, Inc. (a)	30,452	13,399
PDC Energy, Inc. (a)	15,046	286,325
Rosehill Resources, Inc. (a)	12,333	9,522
StealthGas, Inc. (a)	14,605	39,872
Tellurian, Inc. (a)(b)	53,016	95,429
Viper Energy Partners LP	21,705	387,000
Westwater Resources, Inc. (a)(b)	17,448	31,057
		5,312,302

TOTAL ENERGY		6,009,956

FINANCIALS - 5.5%
Banks - 2.2%
1st Source Corp.	7,752	325,972
Ameris Bancorp	14,102	482,006
BancFirst Corp.	8,763	449,542
Bank OZK	19,860	504,245
Banner Corp.	8,809	402,043
BOK Financial Corp.	13,291	962,268
Boston Private Financial Holdings, Inc.	25,099	244,841
Bridge Bancorp, Inc.	8,450	232,544
Brookline Bancorp, Inc., Delaware	24,594	341,119
Camden National Corp.	6,977	286,127
Cathay General Bancorp	16,058	494,265
Centerstate Banks of Florida, Inc.	25,204	509,877
City Holding Co.	5,053	353,306
Columbia Banking Systems, Inc.	14,613	485,152
Commerce Bancshares, Inc. (b)	20,677	1,262,124
Community Trust Bancorp, Inc.	6,826	264,030
ConnectOne Bancorp, Inc.	12,272	257,835
CVB Financial Corp.	28,174	522,346
Eagle Bancorp, Inc.	7,685	287,573
East West Bancorp, Inc.	26,947	1,043,927
Enterprise Bancorp, Inc.	2,517	69,142
Enterprise Financial Services Corp.	8,094	309,757
Farmers & Merchants Bancorp, Inc.	1,221	32,479
Fifth Third Bancorp	125,419	3,060,224
First Bancorp, North Carolina	9,735	312,494
First Busey Corp.	13,754	303,551
First Citizens Bancshares, Inc.	1,841	834,544
First Financial Bancorp, Ohio	20,593	424,216
First Financial Bankshares, Inc. (b)	25,914	744,768
First Financial Corp., Indiana	5,894	235,465
First Hawaiian, Inc.	25,432	609,096
First Internet Bancorp	7,054	171,342
First Interstate Bancsystem, Inc.	7,744	263,761
First Merchants Corp.	11,249	393,490
First Midwest Bancorp, Inc., Delaware	23,098	419,229
First of Long Island Corp.	8,739	180,985
Flushing Financial Corp.	11,178	202,937
Fulton Financial Corp.	33,356	481,994
German American Bancorp, Inc.	9,003	268,740
Glacier Bancorp, Inc.	17,793	663,501
Great Southern Bancorp, Inc.	5,711	293,031
Grupo Financiero Galicia SA sponsored ADR	18,405	232,639
Hancock Whitney Corp.	12,814	429,269
HarborOne Bancorp, Inc.	26,927	269,135
Heartland Financial U.S.A., Inc.	8,499	364,182
Home Bancshares, Inc.	33,157	555,711
Hope Bancorp, Inc.	30,460	371,917
Howard Bancorp, Inc. (a)	8,155	128,441
Huntington Bancshares, Inc.	184,417	2,262,797
IBERIABANK Corp.	7,884	474,538
Independent Bank Corp., Massachusetts	10,222	690,292
Independent Bank Group, Inc.	12,564	581,588
International Bancshares Corp.	15,917	542,770
Investar Holding Corp.	1,976	42,207
Investors Bancorp, Inc.	54,216	571,437
Lakeland Bancorp, Inc.	17,262	248,659
Lakeland Financial Corp. (b)	7,784	318,132
Live Oak Bancshares, Inc. (b)	12,040	185,055
Mid Penn Bancorp, Inc.	3,020	64,235
NBT Bancorp, Inc.	12,657	426,414
Old National Bancorp, Indiana	34,019	536,139
Opus Bank	11,582	274,146
Pacific Premier Bancorp, Inc.	13,091	338,141
PacWest Bancorp	19,257	609,291
People's Utah Bancorp	8,928	214,004
Peoples Financial Services Corp.	825	36,234
Peoples United Financial, Inc.	77,234	1,080,504
Pinnacle Financial Partners, Inc.	11,821	622,257
Popular, Inc. (b)	15,880	761,922
Preferred Bank, Los Angeles	5,535	283,005
Renasant Corp.	12,490	353,842
Republic Bancorp, Inc., Kentucky Class A	7,730	276,270
S&T Bancorp, Inc.	10,427	342,735
Sandy Spring Bancorp, Inc.	10,846	333,623
Seacoast Banking Corp., Florida (a)	15,080	375,492
ServisFirst Bancshares, Inc.	13,240	457,442
Signature Bank	9,386	1,174,189
Simmons First National Corp. Class A	23,124	494,391
South State Corp.	6,908	470,573
Southside Bancshares, Inc.	11,355	365,858
Stock Yards Bancorp, Inc.	8,553	298,842
SVB Financial Group (a)	9,291	1,934,015
TCF Financial Corp.	24,540	894,238
Texas Capital Bancshares, Inc. (a)	10,222	481,252
The First Bancorp, Inc.	1,468	37,434
TowneBank	12,138	279,902
Trico Bancshares	8,481	286,827
Trustmark Corp.	13,695	368,396
UMB Financial Corp.	9,723	565,392
Umpqua Holdings Corp.	33,111	509,578
Union Bankshares Corp.	16,356	486,427
United Bankshares, Inc., West Virginia	19,283	556,893
United Community Bank, Inc.	16,586	410,835
Univest Corp. of Pennsylvania	11,574	270,832
Valley National Bancorp	47,775	444,308
Veritex Holdings, Inc.	11,887	286,120
Washington Trust Bancorp, Inc.	6,233	267,520
WesBanco, Inc.	14,220	435,274
Westamerica Bancorp. (b)	7,487	432,898
Wintrust Financial Corp.	8,556	456,976
Zions Bancorp NA	31,251	1,248,477
		49,097,800
Capital Markets - 1.8%
BGC Partners, Inc. Class A	62,928	293,244
Blucora, Inc. (a)	13,071	227,435
Carlyle Group LP	57,333	1,631,697
CME Group, Inc.	62,263	12,379,130
Diamond Hill Investment Group, Inc.	1,435	181,858
E*TRADE Financial Corp.	37,019	1,694,730
Hamilton Lane, Inc. Class A	6,047	375,761
Interactive Brokers Group, Inc.	11,613	593,424
LPL Financial	14,878	1,182,503
MarketAxess Holdings, Inc.	6,758	2,191,822
Morningstar, Inc.	7,917	1,163,007
Northern Trust Corp.	37,442	3,285,910
SEI Investments Co.	27,186	1,487,346
T. Rowe Price Group, Inc.	40,970	4,834,870
TD Ameritrade Holding Corp.	94,642	3,996,732
The NASDAQ OMX Group, Inc.	29,012	2,975,181
Tradeweb Markets, Inc. Class A	9,200	443,624
Virtu Financial, Inc. Class A (b)	25,434	478,414
XP, Inc. Class A (a)	57,948	2,007,898
		41,424,586
Consumer Finance - 0.2%
Credit Acceptance Corp. (a)(b)	3,011	1,214,035
Encore Capital Group, Inc. (a)	7,821	290,628
EZCORP, Inc. (non-vtg.) Class A (a)	25,602	122,890
First Cash Financial Services, Inc.	8,342	641,667
LendingTree, Inc. (a)	2,517	694,239
LexinFintech Holdings Ltd. ADR (a)	22,499	261,888
Navient Corp.	47,218	530,258
PRA Group, Inc. (a)	10,666	414,054
SLM Corp.	76,350	791,750
		4,961,409
Insurance - 0.9%
American National Insurance Co.	5,405	531,636
Amerisafe, Inc.	4,581	298,544
Arch Capital Group Ltd. (a)	68,100	2,753,283
Brighthouse Financial, Inc. (a)	16,515	591,898
Cincinnati Financial Corp.	28,430	2,650,813
eHealth, Inc. (a)	4,772	559,994
Enstar Group Ltd. (a)	3,143	560,680
Erie Indemnity Co. Class A	8,479	1,211,819
Fanhua, Inc. ADR (b)	9,034	183,390
James River Group Holdings Ltd.	9,635	389,350
Kinsale Capital Group, Inc.	4,557	553,539
National General Holdings Corp.	23,361	454,839
National Western Life Group, Inc.	1,135	271,186
Palomar Holdings, Inc.	5,610	285,044
Principal Financial Group, Inc.	47,340	2,101,423
Safety Insurance Group, Inc.	4,014	316,062
Selective Insurance Group, Inc.	9,160	510,945
State Auto Financial Corp.	13,678	341,676
Trupanion, Inc. (a)(b)	8,619	264,948
United Fire Group, Inc.	8,256	316,535
United Insurance Holdings Corp. (b)	17,605	165,487
Willis Group Holdings PLC	22,884	4,330,797
		19,643,888
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	89,480	1,524,739
New York Mortgage Trust, Inc.	69,469	395,973
		1,920,712
Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	38,762	473,090
HomeStreet, Inc.	10,918	295,769
Kearny Financial Corp.	26,510	289,224
Meridian Bancorp, Inc. Maryland	18,165	299,904
Meta Financial Group, Inc.	9,436	309,973
NMI Holdings, Inc. (a)	14,295	333,645
Northfield Bancorp, Inc.	18,914	267,255
Northwest Bancshares, Inc.	28,476	395,532
OceanFirst Financial Corp.	15,243	311,567
TFS Financial Corp.	59,612	1,218,469
Trustco Bank Corp., New York	36,550	250,733
Washington Federal, Inc.	16,672	499,993
WMI Holdings Corp. (a)	22,340	286,622
WSFS Financial Corp.	16,156	556,736
		5,788,512

TOTAL FINANCIALS		122,836,907

HEALTH CARE - 10.4%
Biotechnology - 6.2%
ACADIA Pharmaceuticals, Inc. (a)	28,004	1,196,891
Acceleron Pharma, Inc. (a)	12,332	1,059,689
ADMA Biologics, Inc. (a)	57,629	167,989
Aduro Biotech, Inc. (a)	63,334	193,169
Agios Pharmaceuticals, Inc. (a)(b)	14,015	665,432
Aileron Therapeutics, Inc. (a)	54,943	32,103
Aimmune Therapeutics, Inc. (a)(b)	15,936	379,436
Akebia Therapeutics, Inc. (a)	40,366	358,046
Aldeyra Therapeutics, Inc. (a)	20,473	77,797
Alector, Inc. (b)	14,369	394,860
Alexion Pharmaceuticals, Inc. (a)	40,178	3,777,937
Alkermes PLC (a)	30,617	638,058
Allakos, Inc. (a)(b)	8,617	537,098
Allena Pharmaceuticals, Inc. (a)(b)	49,981	98,463
Allogene Therapeutics, Inc. (a)(b)	25,382	685,314
Alnylam Pharmaceuticals, Inc. (a)	18,739	2,204,831
Amarin Corp. PLC ADR (a)(b)	60,042	880,816
Amgen, Inc.	104,347	20,841,226
Amicus Therapeutics, Inc. (a)	57,390	547,788
Apellis Pharmaceuticals, Inc. (a)	14,858	514,384
Applied Therapeutics, Inc. (a)	4,524	187,972
Arbutus Biopharma Corp. (a)	65,196	190,372
Arena Pharmaceuticals, Inc. (a)	10,920	487,032
Argenx SE ADR (a)	3,543	500,909
Arrowhead Pharmaceuticals, Inc. (a)	18,464	652,887
Ascendis Pharma A/S sponsored ADR (a)	8,515	1,110,186
Atara Biotherapeutics, Inc. (a)(b)	27,726	336,871
Athenex, Inc. (a)(b)	19,439	237,545
Aurinia Pharmaceuticals, Inc. (a)	22,898	400,715
AVROBIO, Inc. (a)	8,352	161,194
Axovant Gene Therapies Ltd. (a)(b)	23,795	69,719
BeiGene Ltd. ADR (a)	6,946	1,099,899
Bellicum Pharmaceuticals, Inc. (a)(b)	9,629	86,661
BeyondSpring, Inc. (a)(b)	9,659	153,385
BioCryst Pharmaceuticals, Inc. (a)	94,144	282,432
Biogen, Inc. (a)	31,879	9,831,165
BioMarin Pharmaceutical, Inc. (a)	32,481	2,935,308
bluebird bio, Inc. (a)(b)	9,709	702,252
Blueprint Medicines Corp. (a)	8,566	463,678
Bridgebio Pharma, Inc.	23,884	761,422
CareDx, Inc. (a)	10,427	243,053
Cellectis SA sponsored ADR (a)	11,018	172,101
ChemoCentryx, Inc. (a)	11,930	533,868
Chimerix, Inc. (a)	59,074	104,561
China Biologic Products Holdings, Inc. (a)	5,917	682,644
Clementia Pharmaceuticals, Inc. rights 12/31/99 (a)(c)	20,215	27,290
Coherus BioSciences, Inc. (a)	16,892	326,860
Constellation Pharmaceuticals, Inc. (a)	7,998	282,649
Cortexyme, Inc.	5,557	279,239
Corvus Pharmaceuticals, Inc. (a)(b)	27,008	92,908
CRISPR Therapeutics AG (a)(b)	10,346	552,994
Cyclerion Therapeutics, Inc. (a)(b)	51,169	219,003
Cytokinetics, Inc. (a)(b)	16,679	232,505
CytomX Therapeutics, Inc. (a)	23,600	157,884
Deciphera Pharmaceuticals, Inc. (a)	10,316	549,224
Denali Therapeutics, Inc. (a)(b)	26,465	523,213
Dicerna Pharmaceuticals, Inc. (a)	19,358	382,127
Diffusion Pharmaceuticals, Inc. (a)	161,976	66,767
Eagle Pharmaceuticals, Inc. (a)	6,051	277,741
Editas Medicine, Inc. (a)(b)	11,950	265,051
Eidos Therapeutics, Inc. (a)(b)	7,796	394,322
Enanta Pharmaceuticals, Inc. (a)	5,410	275,261
Epizyme, Inc. (a)	20,240	433,743
Esperion Therapeutics, Inc. (a)(b)	6,186	312,331
Exact Sciences Corp. (a)	24,436	1,978,094
Exelixis, Inc. (a)	50,355	936,099
Exicure, Inc. (a)	40,576	79,123
Fate Therapeutics, Inc. (a)	17,331	506,065
FibroGen, Inc. (a)	15,882	663,868
Five Prime Therapeutics, Inc. (a)	40,252	154,165
Forty Seven, Inc. (a)	10,153	588,874
G1 Therapeutics, Inc. (a)	10,640	190,882
Galapagos Genomics NV sponsored ADR (a)(b)	1,212	256,168
Gilead Sciences, Inc.	222,615	15,440,576
Global Blood Therapeutics, Inc. (a)	10,551	674,842
GlycoMimetics, Inc. (a)	24,340	88,111
Gossamer Bio, Inc.	9,020	118,433
Grifols SA ADR	25,422	544,285
Gritstone Oncology, Inc. (a)(b)	17,042	143,153
Halozyme Therapeutics, Inc. (a)	29,666	580,564
Heron Therapeutics, Inc. (a)(b)	20,022	373,410
Homology Medicines, Inc. (a)	13,358	213,728
IGM Biosciences, Inc. (a)(b)	7,444	382,696
ImmunoGen, Inc. (a)	56,330	250,669
Immunomedics, Inc. (a)	34,478	551,648
Incyte Corp. (a)	36,535	2,755,104
InflaRx NV (a)(b)	74,928	317,695
Insmed, Inc. (a)	17,340	431,766
Intercept Pharmaceuticals, Inc. (a)(b)	6,499	597,518
Ionis Pharmaceuticals, Inc. (a)	24,468	1,242,485
Iovance Biotherapeutics, Inc. (a)(b)	25,511	839,567
Ironwood Pharmaceuticals, Inc. Class A (a)	34,702	417,812
Kalvista Pharmaceuticals, Inc. (a)	8,358	112,415
Karuna Therapeutics, Inc. (a)	4,893	426,963
Karyopharm Therapeutics, Inc. (a)	15,849	258,973
Kiniksa Pharmaceuticals Ltd. (a)	16,522	304,996
Kodiak Sciences, Inc. (a)	8,298	530,823
Lexicon Pharmaceuticals, Inc. (a)(b)	44,593	123,746
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	3,181	297,742
General CVR (a)	1,530	4
Glucagon CVR (a)	1,530	38
rights (a)	1,530	5
TR Beta CVR (a)	1,530	337
Macrogenics, Inc. (a)	26,029	228,274
Magenta Therapeutics, Inc. (a)	13,774	161,982
Marker Therapeutics, Inc. (a)(b)	40,129	99,119
Minerva Neurosciences, Inc. (a)	19,331	140,730
Mirati Therapeutics, Inc. (a)	7,170	641,643
Moderna, Inc. (a)(b)	59,389	1,539,957
Momenta Pharmaceuticals, Inc. (a)	21,495	608,094
Myriad Genetics, Inc. (a)	18,522	326,358
Natera, Inc. (a)	15,944	604,357
Neurocrine Biosciences, Inc. (a)	16,737	1,584,994
NextCure, Inc.	6,433	268,642
NuCana PLC ADR (a)(b)	8,137	33,443
Opko Health, Inc. (a)(b)	170,822	256,233
Organogenesis Holdings, Inc. Class A (a)	14,888	58,361
Ovid Therapeutics, Inc. (a)	31,900	104,632
Precigen, Inc. (a)(b)	54,078	204,956
Principia Biopharma, Inc. (a)	6,649	429,259
ProQR Therapeutics BV (a)	24,085	170,763
Prothena Corp. PLC (a)	14,482	154,378
PTC Therapeutics, Inc. (a)	12,351	677,329
Ra Pharmaceuticals, Inc. (a)	9,934	464,514
Regeneron Pharmaceuticals, Inc. (a)	19,134	8,506,402
REGENXBIO, Inc. (a)	9,088	363,520
Repligen Corp. (a)	9,808	839,565
Replimune Group, Inc. (a)	11,162	154,817
Revolution Medicines, Inc.	9,196	287,559
Rocket Pharmaceuticals, Inc. (a)(b)	19,610	382,199
Rubius Therapeutics, Inc. (a)(b)	24,262	203,073
Sage Therapeutics, Inc. (a)	10,185	478,695
Sangamo Therapeutics, Inc. (a)(b)	18,234	155,536
Sarepta Therapeutics, Inc. (a)	12,704	1,454,227
Savara, Inc. (a)(b)	49,140	112,531
Seattle Genetics, Inc. (a)	30,761	3,502,447
Sellas Life Sciences Group, Inc. (a)(b)	26,593	55,313
Seres Therapeutics, Inc. (a)(b)	36,466	114,503
Solid Biosciences, Inc. (a)(b)	42,594	140,560
Springworks Therapeutics, Inc. (a)	5,782	184,793
Synlogic, Inc. (a)	38,985	80,309
T2 Biosystems, Inc. (a)(b)	83,849	57,806
TCR2 Therapeutics, Inc.	8,143	96,739
TG Therapeutics, Inc. (a)(b)	20,364	255,568
Tobira Therapeutics, Inc. rights (a)(c)	1,750	14,403
Tocagen, Inc. (a)(b)	65,935	93,628
Turning Point Therapeutics, Inc.	7,593	376,385
Twist Bioscience Corp. (a)	6,101	186,813
Ultragenyx Pharmaceutical, Inc. (a)	12,161	681,989
uniQure B.V. (a)	9,683	498,287
United Therapeutics Corp. (a)	6,701	689,935
UNITY Biotechnology, Inc. (a)(b)	20,833	125,206
UroGen Pharma Ltd. (a)(b)	6,968	189,948
Vertex Pharmaceuticals, Inc. (a)	45,358	10,161,553
Viela Bio, Inc.	8,977	391,756
Vir Biotechnology, Inc. (a)(b)	14,652	681,318
Voyager Therapeutics, Inc. (a)	29,381	320,253
Xencor, Inc. (a)	13,819	448,979
Y-mAbs Therapeutics, Inc. (a)	4,244	124,858
Zai Lab Ltd. ADR (a)	7,990	439,210
		138,272,413
Health Care Equipment & Supplies - 1.9%
Abiomed, Inc. (a)	7,790	1,170,525
Align Technology, Inc. (a)	14,120	3,083,102
Atricure, Inc. (a)	8,999	345,742
Atrion Corp.	503	310,004
Cardiovascular Systems, Inc. (a)	7,958	299,380
Dentsply Sirona, Inc.	39,096	1,925,087
DexCom, Inc. (a)	15,458	4,266,408
electroCore, Inc. (a)	25,543	18,649
Heska Corp. (a)	2,320	221,490
Hologic, Inc. (a)	47,860	2,255,163
ICU Medical, Inc. (a)	3,057	598,591
IDEXX Laboratories, Inc. (a)	15,315	3,897,821
InMode Ltd. (a)(b)	6,853	225,738
Insulet Corp. (a)	10,594	2,012,542
Integra LifeSciences Holdings Corp. (a)	14,922	777,436
Intuitive Surgical, Inc. (a)	20,369	10,876,231
iRhythm Technologies, Inc. (a)(b)	6,930	602,702
LeMaitre Vascular, Inc. (b)	8,130	231,705
LivaNova PLC (a)	8,133	567,033
Masimo Corp. (a)	8,771	1,432,567
Merit Medical Systems, Inc. (a)	11,731	422,433
Natus Medical, Inc. (a)	15,394	413,791
Neogen Corp. (a)	10,604	644,193
Novocure Ltd. (a)	17,047	1,240,169
NuVasive, Inc. (a)	8,338	548,724
Orthofix International NV (a)	5,752	203,276
Quidel Corp. (a)	8,279	639,470
Shockwave Medical, Inc. (a)	6,771	271,788
Silk Road Medical, Inc.	7,136	284,370
SmileDirectClub, Inc. (a)(b)	23,484	175,660
Staar Surgical Co. (a)	10,091	316,656
Tactile Systems Technology, Inc. (a)(b)	5,553	279,927
Tandem Diabetes Care, Inc. (a)	10,812	807,224
Varex Imaging Corp. (a)	11,482	266,612
Wright Medical Group NV (a)	18,579	562,015
		42,194,224
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)(b)	21,528	465,435
Acadia Healthcare Co., Inc. (a)	12,716	376,394
Addus HomeCare Corp. (a)	3,572	272,436
Amedisys, Inc. (a)	6,040	1,051,020
BioScrip, Inc. (a)	35,394	522,062
BioTelemetry, Inc. (a)	11,601	495,595
Corvel Corp. (a)	4,079	281,206
Covetrus, Inc. (a)	25,868	287,393
Guardant Health, Inc. (a)	15,644	1,360,402
HealthEquity, Inc. (a)	11,004	781,174
Henry Schein, Inc. (a)	24,133	1,470,665
LHC Group, Inc. (a)	4,871	591,632
Magellan Health Services, Inc. (a)	5,255	315,353
National Research Corp. Class A	8,177	449,653
Patterson Companies, Inc.	17,324	412,138
Pennant Group, Inc. (a)	8,011	217,659
Premier, Inc. (a)	9,084	267,342
Progyny, Inc. (a)(b)	16,914	465,642
R1 RCM, Inc. (a)	26,155	321,183
The Ensign Group, Inc.	13,642	607,069
		11,011,453
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	37,683	284,130
Cerner Corp.	56,103	3,886,255
Change Healthcare, Inc. (b)	26,161	355,528
Health Catalyst, Inc.	9,849	299,213
HMS Holdings Corp. (a)	24,100	553,577
Inovalon Holdings, Inc. Class A (a)(b)	19,669	383,152
Livongo Health, Inc. (b)	19,132	478,491
Nextgen Healthcare, Inc. (a)	23,894	312,534
Omnicell, Inc. (a)	8,337	679,215
Tabula Rasa HealthCare, Inc. (a)(b)	5,247	294,724
		7,526,819
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)(b)	4,504	358,969
Accelerate Diagnostics, Inc. (a)(b)	14,337	183,657
Adaptive Biotechnologies Corp.	22,530	633,093
Bio-Techne Corp.	6,986	1,319,586
BioNano Genomics, Inc. (a)(b)	133,645	132,723
Bruker Corp.	26,613	1,159,262
ICON PLC (a)	8,875	1,385,033
Illumina, Inc. (a)	26,007	6,909,280
Luminex Corp.	16,272	402,895
Medpace Holdings, Inc. (a)	7,180	645,769
NeoGenomics, Inc. (a)	20,630	584,448
Pacific Biosciences of California, Inc. (a)	43,893	149,236
PPD, Inc.	59,366	1,655,124
PRA Health Sciences, Inc. (a)	10,104	951,797
Syneos Health, Inc. (a)	17,515	1,109,575
		17,580,447
Pharmaceuticals - 0.7%
AcelRx Pharmaceuticals, Inc. (a)(b)	63,360	83,635
Aclaris Therapeutics, Inc. (a)(b)	70,797	80,709
Adamis Pharmaceuticals Corp. (a)(b)	169,890	96,022
Aerie Pharmaceuticals, Inc. (a)(b)	13,198	230,965
Akcea Therapeutics, Inc. (a)(b)	20,980	356,240
Amphastar Pharmaceuticals, Inc. (a)	16,289	250,688
ANI Pharmaceuticals, Inc. rights (a)(c)	739	0
Arvinas Holding Co. LLC (a)	8,409	396,316
Assertio Therapeutics, Inc. (a)	129,714	140,091
AstraZeneca PLC rights (a)(c)	1,845	0
Axsome Therapeutics, Inc. (a)	6,852	534,456
Corcept Therapeutics, Inc. (a)(b)	26,298	331,881
Cronos Group, Inc. (a)	36,998	214,725
CymaBay Therapeutics, Inc. (a)(b)	120,257	199,627
Dova Pharmaceuticals, Inc. rights (a)(c)	7,729	4,174
Eloxx Pharmaceuticals, Inc. (a)	24,107	75,455
Endo International PLC (a)(b)	55,030	303,766
EyeGate Pharmaceuticals, Inc. (a)	21,510	123,683
GW Pharmaceuticals PLC ADR (a)(b)	4,792	490,270
Horizon Pharma PLC (a)	31,254	1,069,512
Innoviva, Inc. (a)	23,073	310,793
Intra-Cellular Therapies, Inc. (a)	14,730	310,803
Jazz Pharmaceuticals PLC (a)	10,144	1,162,300
Mylan NV (a)	85,233	1,465,155
MyoKardia, Inc. (a)	9,193	582,744
Nektar Therapeutics (a)(b)	32,809	682,755
OptiNose, Inc. (a)(b)	18,192	110,062
Pacira Biosciences, Inc. (a)	9,137	396,363
Paratek Pharmaceuticals, Inc. (a)(b)	55,702	266,256
Reata Pharmaceuticals, Inc. (a)	5,105	994,199
resTORbio, Inc. (a)(b)	108,075	150,224
Revance Therapeutics, Inc. (a)	15,183	351,031
Sanofi SA sponsored ADR	38,016	1,758,240
Supernus Pharmaceuticals, Inc. (a)	12,706	228,581
Tetraphase Pharmaceuticals, Inc. (a)(b)	21,454	37,974
TherapeuticsMD, Inc. (a)(b)	81,568	137,850
Theravance Biopharma, Inc. (a)	14,240	346,744
Tilray, Inc. Class 2 (a)(b)	18,022	260,057
Tricida, Inc. (a)	15,380	488,776
Verrica Pharmaceuticals, Inc. (a)	7,710	91,518
Zogenix, Inc. (a)	16,907	424,028
		15,538,668

TOTAL HEALTH CARE		232,124,024

INDUSTRIALS - 3.9%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	5,377	276,324
Axon Enterprise, Inc. (a)(b)	11,329	876,525
Elbit Systems Ltd. (b)	8,266	1,219,318
Kratos Defense & Security Solutions, Inc. (a)	22,971	373,508
Mercury Systems, Inc. (a)	10,274	754,728
		3,500,403
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	14,312	256,185
Atlas Air Worldwide Holdings, Inc. (a)	8,293	221,589
C.H. Robinson Worldwide, Inc.	22,465	1,547,839
Expeditors International of Washington, Inc.	29,611	2,085,207
Forward Air Corp.	6,139	362,262
Hub Group, Inc. Class A (a)	7,360	340,253
		4,813,335
Airlines - 0.3%
Allegiant Travel Co.	3,370	456,770
American Airlines Group, Inc.	79,736	1,518,971
Hawaiian Holdings, Inc.	9,533	199,049
JetBlue Airways Corp. (a)	48,444	764,446
Ryanair Holdings PLC sponsored ADR (a)	18,399	1,318,840
SkyWest, Inc.	10,941	496,721
United Continental Holdings, Inc. (a)	45,394	2,795,816
		7,550,613
Building Products - 0.2%
AAON, Inc. (b)	17,533	964,490
American Woodmark Corp. (a)	3,690	309,111
Apogee Enterprises, Inc.	7,148	215,798
Builders FirstSource, Inc. (a)	20,943	475,616
Caesarstone Sdot-Yam Ltd.	8,026	86,761
Gibraltar Industries, Inc. (a)	7,121	360,821
Patrick Industries, Inc.	5,677	299,916
Universal Forest Products, Inc.	12,277	575,300
		3,287,813
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (a)	9,729	471,370
Cimpress PLC (a)(b)	5,825	678,088
Cintas Corp.	18,408	4,910,150
Copart, Inc. (a)	41,505	3,506,342
Healthcare Services Group, Inc. (b)	17,050	469,557
Herman Miller, Inc.	12,277	420,364
Interface, Inc.	17,511	255,485
Kimball International, Inc. Class B	11,490	185,908
McGrath RentCorp.	5,272	366,140
Mobile Mini, Inc.	9,603	374,421
SP Plus Corp. (a)	5,934	216,650
Stericycle, Inc. (a)	14,790	849,390
Tetra Tech, Inc.	8,487	686,344
U.S. Ecology, Inc.	6,982	293,663
		13,683,872
Construction & Engineering - 0.0%
Aegion Corp. (a)	9,457	170,321
Primoris Services Corp.	12,725	241,521
Williams Scotsman Corp. (a)	16,814	294,918
		706,760
Electrical Equipment - 0.1%
Ballard Power Systems, Inc. (a)	45,242	406,495
Encore Wire Corp.	5,163	252,832
Sunrun, Inc. (a)	25,165	486,691
TPI Composites, Inc. (a)	10,441	247,869
Vicor Corp. (a)	5,273	228,005
		1,621,892
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	36,123	2,265,996
Raven Industries, Inc.	8,836	253,682
		2,519,678
Machinery - 0.5%
Altra Industrial Motion Corp.	9,552	287,706
Chart Industries, Inc. (a)	8,202	466,858
Columbus McKinnon Corp. (NY Shares)	6,471	201,183
Franklin Electric Co., Inc.	9,430	487,437
Kornit Digital Ltd. (a)(b)	8,148	324,698
Lincoln Electric Holdings, Inc.	9,708	794,988
Middleby Corp. (a)	8,826	986,835
Nordson Corp.	9,437	1,371,196
Omega Flex, Inc.	4,052	317,272
PACCAR, Inc.	61,646	4,124,117
RBC Bearings, Inc. (a)	3,776	646,413
Sun Hydraulics Corp.	15,095	600,026
TriMas Corp. (a)	10,686	270,890
Woodward, Inc.	9,990	1,030,968
		11,910,587
Marine - 0.0%
Golden Ocean Group Ltd. (b)	48,031	195,487
Star Bulk Carriers Corp. (b)	27,431	237,827
		433,314
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)	7,181	536,923
CoStar Group, Inc. (a)	6,540	4,366,039
Exponent, Inc.	7,804	574,765
Forrester Research, Inc. (a)	5,241	188,990
Huron Consulting Group, Inc. (a)	5,250	311,535
ICF International, Inc.	4,198	318,964
Kelly Services, Inc. Class A (non-vtg.)	12,484	207,359
Upwork, Inc. (a)	15,350	133,008
Verisk Analytics, Inc.	29,180	4,526,110
		11,163,693
Road & Rail - 0.9%
AMERCO	3,157	1,018,164
ArcBest Corp.	9,204	182,331
Avis Budget Group, Inc. (a)	13,858	448,653
CSX Corp.	137,966	9,719,705
Heartland Express, Inc.	18,565	332,499
J.B. Hunt Transport Services, Inc.	17,642	1,701,394
Landstar System, Inc.	6,057	611,575
Lyft, Inc.	48,093	1,833,305
Marten Transport Ltd.	13,406	261,953
Old Dominion Freight Lines, Inc.	13,877	2,689,363
Saia, Inc. (a)	5,368	468,680
Universal Logistics Holdings, Inc.	12,188	187,817
Werner Enterprises, Inc.	10,340	347,424
		19,802,863
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	12,289	364,983
BMC Stock Holdings, Inc. (a)	14,453	354,532
Fastenal Co.	101,489	3,472,954
H&E Equipment Services, Inc.	8,176	194,262
HD Supply Holdings, Inc. (a)	28,482	1,082,886
Rush Enterprises, Inc. Class A	6,735	282,331
		5,751,948

TOTAL INDUSTRIALS		86,746,771

INFORMATION TECHNOLOGY - 41.0%
Communications Equipment - 1.6%
Acacia Communications, Inc. (a)	8,350	572,059
Cisco Systems, Inc.	744,039	29,709,477
CommScope Holding Co., Inc. (a)	40,398	444,782
EchoStar Holding Corp. Class A (a)	10,743	375,146
Ericsson (B Shares) sponsored ADR	66,902	537,892
F5 Networks, Inc. (a)	10,575	1,268,471
Infinera Corp. (a)	42,457	288,708
InterDigital, Inc.	6,880	363,883
Ituran Location & Control Ltd.	9,060	207,383
Lumentum Holdings, Inc. (a)	14,146	1,100,842
NETGEAR, Inc. (a)	8,517	160,716
NetScout Systems, Inc. (a)	16,083	413,333
Radware Ltd. (a)	11,357	258,031
ViaSat, Inc. (a)	12,049	692,818
Viavi Solutions, Inc. (a)	45,495	600,079
		36,993,620
Electronic Equipment & Components - 0.9%
Avnet, Inc.	18,228	559,235
CDW Corp.	25,769	2,943,335
Cognex Corp.	28,455	1,267,386
Coherent, Inc. (a)	3,581	460,911
ePlus, Inc. (a)	3,361	254,629
Flextronics International Ltd. (a)	81,228	902,443
FLIR Systems, Inc.	23,999	1,019,238
Hollysys Automation Technologies Ltd.	17,798	269,462
II-VI, Inc. (a)	17,023	505,413
Insight Enterprises, Inc. (a)	7,357	405,297
IPG Photonics Corp. (a)	8,533	1,089,152
Itron, Inc. (a)	7,856	595,799
Littelfuse, Inc.	3,655	583,630
MTS Systems Corp.	4,977	199,777
National Instruments Corp.	24,463	985,370
Novanta, Inc. (a)	6,947	619,742
OSI Systems, Inc. (a)	4,111	334,101
PC Connection, Inc.	6,155	250,324
Plexus Corp. (a)	6,236	413,759
Sanmina Corp. (a)	14,770	388,303
ScanSource, Inc. (a)	6,742	191,675
Tech Data Corp. (a)	5,785	823,726
Trimble, Inc. (a)	45,866	1,810,790
TTM Technologies, Inc. (a)	24,009	311,877
Zebra Technologies Corp. Class A (a)	8,989	1,896,409
		19,081,783
IT Services - 3.6%
Akamai Technologies, Inc. (a)	28,798	2,491,315
Amdocs Ltd.	24,618	1,569,398
Automatic Data Processing, Inc.	76,189	11,789,486
Cardtronics PLC (a)(b)	10,127	367,306
Cass Information Systems, Inc.	4,056	190,429
Cognizant Technology Solutions Corp. Class A	97,145	5,919,045
CSG Systems International, Inc.	7,357	325,547
Euronet Worldwide, Inc. (a)	8,790	1,090,312
Exela Technologies, Inc. (a)	94,670	24,330
ExlService Holdings, Inc. (a)	7,018	523,894
Fiserv, Inc. (a)	119,642	13,084,049
GDS Holdings Ltd. ADR (a)(b)	14,258	826,536
Jack Henry & Associates, Inc.	13,837	2,099,626
ManTech International Corp. Class A	5,565	416,819
MongoDB, Inc. Class A (a)(b)	7,948	1,212,070
NIC, Inc.	15,756	288,177
Okta, Inc. (a)	17,847	2,285,487
Paychex, Inc.	63,600	4,927,728
PayPal Holdings, Inc. (a)	206,163	22,263,542
Perficient, Inc. (a)	5,910	242,133
QIWI PLC Class B sponsored ADR	12,868	224,418
Sabre Corp.	43,215	588,372
StoneCo Ltd. Class A (a)(b)	24,641	982,929
Sykes Enterprises, Inc. (a)	9,623	304,857
Ttec Holdings, Inc.	10,085	377,482
Tucows, Inc. (a)(b)	3,218	164,408
VeriSign, Inc. (a)	20,939	3,973,175
Verra Mobility Corp. (a)	28,000	424,060
Virtusa Corp. (a)	7,121	314,107
Wix.com Ltd. (a)	8,169	1,094,891
		80,385,928
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Energy Industries, Inc. (a)	6,497	386,409
Advanced Micro Devices, Inc. (a)	196,471	8,935,501
Ambarella, Inc. (a)	6,979	414,902
Amkor Technology, Inc. (a)	46,618	486,459
Analog Devices, Inc.	65,199	7,109,951
Applied Materials, Inc.	163,030	9,475,304
ASML Holding NV (b)	13,340	3,691,311
Axcelis Technologies, Inc. (a)	10,082	241,867
Broadcom, Inc.	69,680	18,996,162
Brooks Automation, Inc.	14,647	505,468
Cabot Microelectronics Corp.	4,721	657,541
Canadian Solar, Inc. (a)(b)	14,330	292,332
Cirrus Logic, Inc. (a)	8,893	610,416
Cree, Inc. (a)	16,863	754,282
Cypress Semiconductor Corp.	60,395	1,394,521
Diodes, Inc. (a)	10,448	459,816
Enphase Energy, Inc. (a)	23,678	1,159,512
Entegris, Inc.	25,126	1,339,718
First Solar, Inc. (a)	16,531	756,624
FormFactor, Inc. (a)	16,326	365,213
Intel Corp.	761,613	42,284,754
KLA-Tencor Corp.	28,103	4,319,712
Kopin Corp. (a)	41,806	13,211
Kulicke & Soffa Industries, Inc.	14,115	322,245
Lam Research Corp.	25,655	7,527,947
Lattice Semiconductor Corp. (a)	27,644	496,210
MACOM Technology Solutions Holdings, Inc. (a)	14,370	363,130
Marvell Technology Group Ltd.	112,793	2,402,491
Maxim Integrated Products, Inc.	48,727	2,710,196
Mellanox Technologies Ltd. (a)	9,031	1,078,482
Microchip Technology, Inc. (b)	42,232	3,830,865
Micron Technology, Inc. (a)	195,255	10,262,603
MKS Instruments, Inc.	8,578	859,430
Monolithic Power Systems, Inc.	7,022	1,113,970
Nova Measuring Instruments Ltd. (a)	7,005	247,557
NVIDIA Corp.	107,328	28,986,073
NXP Semiconductors NV	49,579	5,636,637
ON Semiconductor Corp. (a)	76,439	1,426,352
Power Integrations, Inc.	4,310	375,186
Qorvo, Inc. (a)	20,371	2,048,915
Qualcomm, Inc.	199,743	15,639,877
Rambus, Inc. (a)	24,459	341,937
Semtech Corp. (a)	13,158	519,609
Silicon Laboratories, Inc. (a)	8,339	739,503
Silicon Motion Technology Corp. sponsored ADR	7,795	290,130
Skyworks Solutions, Inc.	30,539	3,059,397
SolarEdge Technologies, Inc. (a)	8,259	1,030,062
SunPower Corp. (a)(b)	35,700	305,949
Synaptics, Inc. (a)	7,002	462,482
Teradyne, Inc.	27,696	1,627,417
Texas Instruments, Inc.	164,233	18,745,555
Tower Semiconductor Ltd. (a)	19,403	383,597
Universal Display Corp.	8,183	1,299,379
Xilinx, Inc.	44,987	3,755,965
		222,540,134
Software - 15.2%
ACI Worldwide, Inc. (a)	22,372	623,508
Adobe, Inc. (a)	84,931	29,311,387
Alarm.com Holdings, Inc. (a)	10,307	497,313
Altair Engineering, Inc. Class A (a)(b)	8,592	299,002
ANSYS, Inc. (a)	15,030	3,640,116
AppFolio, Inc. (a)	3,465	426,091
Appian Corp. Class A (a)(b)	7,527	332,317
Aspen Technology, Inc. (a)	12,485	1,329,777
Atlassian Corp. PLC (a)	20,490	2,970,230
Autodesk, Inc. (a)	38,844	7,414,543
Blackbaud, Inc.	9,984	676,915
BlackLine, Inc. (a)	10,970	686,393
Bottomline Technologies, Inc. (a)	9,219	408,217
Cadence Design Systems, Inc. (a)	50,393	3,332,993
CDK Global, Inc.	22,502	1,035,542
Check Point Software Technologies Ltd. (a)	27,376	2,841,629
Citrix Systems, Inc.	23,473	2,426,873
CommVault Systems, Inc. (a)	7,465	311,291
Cornerstone OnDemand, Inc. (a)	11,895	488,052
Coupa Software, Inc. (a)	11,371	1,702,807
Crowdstrike Holdings, Inc.	7,243	431,973
CyberArk Software Ltd. (a)	6,401	670,185
Descartes Systems Group, Inc. (Canada) (a)	16,368	679,597
DocuSign, Inc. (a)	29,348	2,533,026
Dropbox, Inc. Class A (a)	38,886	760,610
Ebix, Inc. (b)	6,271	165,805
Everbridge, Inc. (a)(b)	6,748	712,994
FireEye, Inc. (a)	32,165	425,704
Five9, Inc. (a)	11,700	854,451
Fortinet, Inc. (a)	30,249	3,087,213
GTY Govtech, Inc. (a)(b)	22,285	119,893
Intuit, Inc.	45,842	12,187,096
j2 Global, Inc.	9,286	810,946
LivePerson, Inc. (a)(b)	13,457	356,072
LogMeIn, Inc.	7,447	634,745
Magic Software Enterprises Ltd.	8,937	86,689
Manhattan Associates, Inc. (a)	11,996	808,051
Microsoft Corp.	1,327,699	215,100,479
MicroStrategy, Inc. Class A (a)	1,985	268,293
Mimecast Ltd. (a)	12,331	488,184
NICE Systems Ltd. sponsored ADR (a)(b)	8,136	1,332,921
Nortonlifelock, Inc.	108,440	2,063,613
Nuance Communications, Inc. (a)	49,226	1,064,266
Nutanix, Inc. Class A (a)	32,503	774,872
Open Text Corp.	48,545	2,032,579
Parametric Technology Corp. (a)	20,928	1,581,110
Paylocity Holding Corp. (a)	9,823	1,272,275
Pegasystems, Inc.	14,652	1,326,006
Pluralsight, Inc. (a)(b)	19,361	345,207
Progress Software Corp.	9,572	356,940
Proofpoint, Inc. (a)	9,058	966,036
Qualys, Inc. (a)	7,674	615,301
Rapid7, Inc. (a)	9,905	458,602
RealPage, Inc. (a)	14,953	958,487
Safe-T Group Ltd. ADR (a)(b)	26,054	42,989
Sapiens International Corp. NV	21,070	487,138
Splunk, Inc. (a)	27,005	3,978,647
SPS Commerce, Inc. (a)	7,472	393,027
SS&C Technologies Holdings, Inc.	44,119	2,448,605
SurveyMonkey (a)	27,979	510,057
Synopsys, Inc. (a)	26,857	3,704,386
Talend SA ADR (a)(b)	7,861	290,228
Tenable Holdings, Inc. (a)	19,046	467,008
The Trade Desk, Inc. (a)(b)	6,574	1,888,382
TiVo Corp.	33,950	257,002
Varonis Systems, Inc. (a)	6,256	501,856
Verint Systems, Inc. (a)	12,202	669,646
Workday, Inc. Class A (a)	29,141	5,048,678
Zoom Video Communications, Inc. Class A (b)	18,345	1,926,225
Zscaler, Inc. (a)(b)	21,643	1,125,220
		340,824,311
Technology Hardware, Storage & Peripherals - 9.8%
Apple, Inc.	772,930	211,288,145
Logitech International SA (b)	30,694	1,195,838
Nano Dimension Ltd. ADR (a)(b)	16,903	20,284
NetApp, Inc.	41,485	1,938,179
Seagate Technology LLC	46,806	2,244,348
Stratasys Ltd. (a)(b)	13,753	220,048
Super Micro Computer, Inc. (a)	10,176	258,267
Western Digital Corp.	53,280	2,960,237
		220,125,346

TOTAL INFORMATION TECHNOLOGY		919,951,122

MATERIALS - 0.3%
Chemicals - 0.1%
A. Schulman, Inc. rights (a)(c)	7,892	3,417
AgroFresh Solutions, Inc. (a)	6,849	14,999
Balchem Corp.	6,322	597,176
Innospec, Inc.	6,914	598,338
Loop Industries, Inc. (a)(b)	7,457	65,472
Methanex Corp.	17,258	496,814
		1,776,216
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	20,029	573,430
Metals & Mining - 0.2%
Ferroglobe PLC (a)	83,118	66,686
Ferroglobe Representation & Warranty Insurance (a)(c)	7,187	0
Kaiser Aluminum Corp.	4,462	421,882
Pan American Silver Corp. (b)	39,942	790,852
Royal Gold, Inc.	12,197	1,176,645
SSR Mining, Inc. (a)	27,933	437,022
Steel Dynamics, Inc.	36,706	977,481
		3,870,568
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	24,630	218,222

TOTAL MATERIALS		6,438,436

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Finance Trust, Inc.	23,468	244,067
Brookfield Property REIT, Inc. Class A	10,984	179,149
CareTrust (REIT), Inc.	20,269	423,014
CyrusOne, Inc.	18,177	1,101,163
Equinix, Inc.	14,825	8,491,760
Gaming & Leisure Properties	38,828	1,734,447
Gladstone Commercial Corp.	9,260	174,736
Government Properties Income Trust	10,839	315,740
Hospitality Properties Trust (SBI)	23,905	432,202
Industrial Logistics Properties Trust	14,523	300,045
Lamar Advertising Co. Class A	14,181	1,187,517
Potlatch Corp.	10,531	386,909
Regency Centers Corp.	27,575	1,583,908
Retail Opportunity Investments Corp.	29,479	442,185
Sabra Health Care REIT, Inc.	31,378	613,440
SBA Communications Corp. Class A	19,778	5,242,950
Senior Housing Properties Trust (SBI)	52,051	327,401
Uniti Group, Inc.	34,939	341,005
		23,521,638
Real Estate Management & Development - 0.2%
Brookfield Property Partners LP	72,115	1,177,158
Colliers International Group, Inc.	7,504	608,259
FirstService Corp.	8,455	835,777
Newmark Group, Inc.	28,230	269,597
Redfin Corp. (a)	15,450	418,077
The RMR Group, Inc.	5,056	188,387
		3,497,255

TOTAL REAL ESTATE		27,018,893

UTILITIES - 0.8%
Electric Utilities - 0.7%
Alliant Energy Corp.	41,231	2,148,960
Exelon Corp.	170,205	7,337,538
MGE Energy, Inc.	7,026	501,235
Otter Tail Corp.	8,406	408,616
Xcel Energy, Inc.	95,028	5,922,145
		16,318,494
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	19,390	560,565
Pattern Energy Group, Inc.	20,081	543,191
Terraform Power, Inc.	43,794	822,889
		1,926,645
Water Utilities - 0.0%
Middlesex Water Co.	4,273	254,115

TOTAL UTILITIES		18,499,254

TOTAL COMMON STOCKS
(Cost $1,657,861,026)		2,232,459,213
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (d)
(Cost $3,996,389)	4,000,000	3,997,285
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund 1.60% (e)	2,344,333	$2,344,802
Fidelity Securities Lending Cash Central Fund 1.60% (e)(f)	66,294,723	66,301,353
TOTAL MONEY MARKET FUNDS
(Cost $68,643,087)		68,646,155
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $1,730,500,502)		2,305,102,653
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(64,491,851)
NET ASSETS - 100%		$2,240,610,802

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	48	March 2020	$8,115,840	$(152,927)	$(152,927)

The notional amount of futures purchased as a percentage of Net Assets is 3.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $366,051.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,140,762
Fidelity Securities Lending Cash Central Fund	370,483
Total	$1,511,245

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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